Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 36,262	$ 30,426	$ (16,991)
Foreign currency translation adjustments	3,003	3,562	(1,133)
Comprehensive income (loss)	$ 39,265	$ 33,988	$ (18,124)